ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jul. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

A summary of the changes in accumulated other comprehensive income for the fiscal years ended July 31, 2017, 2016, and 2015 is as follows:

	Years Ended July 31,
	2017	2016	2015
Beginning balance, net of tax effect	$264,541	$196,033	$129,412
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	198,776	128,515	60,621
Tax effect	(68,000)	(43,000)	6,000
Unrealized gains on available-for-sale securities, net of tax effect	130,776	85,515	66,621

Amounts reclassified from accumulated other comprehensive income comprehensive income, net of tax effect:
Unrealized gain on available-for-sale securities reclassified	(40,841)	(25,007)	—
Tax effect	14,000	8,000	—
Amount reclassified, net of tax effect	(26,841)	(17,007)	—
Ending balance, net of tax effect	$368,476	$264,541	$196,033